Other disclosures - Acquisition of businesses - Fair value of recognized assets and liabilities (Details) - DKK (kr) kr in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Goodwill	[1]	kr 19,845	kr 20,017
Fill-finish sites (Catalent)
Disclosure of detailed information about business combination [line items]
Settlement from closing mechanism (receivable)			1,004
Fill-finish sites (Catalent) | Provisional
Disclosure of detailed information about business combination [line items]
Know-how			41,102
Intellectual property rights and other intangible assets			311
Property, plant and equipment			24,839
Deferred tax assets (liabilities), net			992
Provisions			(1,084)
Other net assets			1,290
Net identifiable assets acquired			67,450
Goodwill			15,293
Purchase price			82,743
Settlement from closing mechanism (receivable)			0
Settlement of pre-existing relationship			(597)
Cash consideration transferred			82,146
Cash acquired			(664)
Cash used for acquisition of businesses; net of cash acquired			81,482
Fill-finish sites (Catalent) | Final
Disclosure of detailed information about business combination [line items]
Know-how			41,102
Intellectual property rights and other intangible assets			90
Property, plant and equipment			24,034
Deferred tax assets (liabilities), net			924
Provisions			(884)
Other net assets			1,228
Net identifiable assets acquired			66,494
Goodwill			15,245
Purchase price			81,739
Settlement from closing mechanism (receivable)			1,004
Settlement of pre-existing relationship			(597)
Cash consideration transferred			82,146
Cash acquired			(664)
Cash used for acquisition of businesses; net of cash acquired			81,482
Other acquisi-tions
Disclosure of detailed information about business combination [line items]
Know-how			0
Intellectual property rights and other intangible assets			52
Property, plant and equipment			608
Deferred tax assets (liabilities), net			(7)
Provisions			0
Other net assets			(2)
Net identifiable assets acquired			651
Goodwill			30
Purchase price			681
Settlement from closing mechanism (receivable)			0
Settlement of pre-existing relationship			0
Cash consideration transferred		kr 681	681
Cash acquired			0
Cash used for acquisition of businesses; net of cash acquired			681
Total
Disclosure of detailed information about business combination [line items]
Know-how			41,102
Intellectual property rights and other intangible assets			142
Property, plant and equipment			24,642
Deferred tax assets (liabilities), net			917
Provisions			(884)
Other net assets			1,226
Net identifiable assets acquired			67,145
Goodwill			15,275
Purchase price			82,420
Settlement from closing mechanism (receivable)			1,004
Settlement of pre-existing relationship			(597)
Cash consideration transferred			82,827
Cash acquired			(664)
Cash used for acquisition of businesses; net of cash acquired			kr 82,163

[1]	Effective 1 January 2025, 'goodwill' is presented as a separate line item to enhance clarity of presentation and disclosures. In prior years, goodwill was included in the line item 'intangible assets' and has therefore been reclassified to the new line item.